SCHEDULE OF LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Nov. 30, 2023	Feb. 28, 2023		Feb. 28, 2022
Leases
Operating lease assets	$ 1,115,447	$ 1,208,440		$ 1,331,605
Current operating lease liability	229,016	248,670	[1]	254,027
Noncurrent operating lease liabilities	881,816	950,541	[1]	1,057,579
Total lease liabilities	$ 1,110,832	$ 1,199,211		$ 1,311,606

[1]	Derived from audited information